Intangible assets, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Intangible assets, net
Cord blood bank operating rights	$ 20,656	¥ 138,628	¥ 138,628
Less: Accumulated amortization	(6,136)	(41,184)	(36,563)
Total intangible assets, net	$ 14,520	¥ 97,444	¥ 102,065